Award Timing Disclosure	12 Months Ended
Apr. 25, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
New hire, promotion, retention, and other special or ad hoc awards for NEOs and other Section 16 Officers are approved by the Compensation and Talent Committee. The grants are typically effective on the next regularly scheduled grant date following Committee approval. Medtronic adheres to the following practices when granting equity awards:
•Stock options are granted with an exercise price equal to the market close stock price of Medtronic ordinary shares on the date of grant.
•We prohibit the repricing of stock options. This includes amending outstanding options to lower their exercise price, substituting new awards with a lower exercise price or executing a cash buyout.
•Prior to approving any equity awards, including stock options, our Compensation and Talent Committee may consider the possible impact of any material nonpublic information on the value of such equity awards; our Compensation and Talent Committee does not grant equity awards in anticipation of the release of material nonpublic information, and the Company does not time the release of material nonpublic information based on equity award grant dates.

Award Timing Method
The Compensation and Talent Committee typically approves annual long-term incentive awards for NEOs each June at a regular meeting of the Compensation and Talent Committee (CEO awards are approved by the full Board of Directors). The awards are granted at the next regularly scheduled grant date. Medtronic typically grants equity on the first trading day of each quarter of the Fiscal Year.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Prior to approving any equity awards, including stock options, our Compensation and Talent Committee may consider the possible impact of any material nonpublic information on the value of such equity awards; our Compensation and Talent Committee does not grant equity awards in anticipation of the release of material nonpublic information, and the Company does not time the release of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false